UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2010

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             02/10/2011
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     33
Form 13F Information Table Value Total:               $173,981
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 12/31/2010


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Anixter Int'l Inc	COM	     035290105	   995	  16650	   SH		Sole				  16650
Annaly Capital Mgmt	COM	     035710409	  1566	  87400	   SH		Sole				  87400
Apple Inc		COM	     037833100	  5958	  18470	   SH		Sole				  18470
BE Aerospace Inc 	COM	     073302101	  3192	  86200	   SH		Sole				  86200
Bristol-Myers Squibb	COM	     110122108	  4057	 153200	   SH		Sole				 153200
CBS Corp		CL B	     124857202	  2524	 132500	   SH		Sole				 132500
Etfs Palladium Tr	SH BEN INT   26923a106	  2911	  36450	   SH		Sole				  36450
H J Heinz Company	COM	     423074103	  4424	  89450	   SH		Sole				  89450
IBM Corp		COM	     459200101	  8412	  57316	   SH		Sole				  57316
KKR & Co LP		COM UNITS    48248m102	   772	  54400	   SH		Sole				  54400
Market Vectors
  Agribusiness		AGRIBUS ETF  57060U605	  6256	 116850	   SH		Sole				 116850
Market Vectors
  Gold Miners		GOLD	     57060u100	  9966	 162121	   SH		Sole				 162121
Powershares QQQ Tr	UNIT SER 1   73935a104	  1489	  27350	   SH		Sole				  27350
Prologis		SH BEN INT   743410102	  2071	 143400	   SH		Sole				 143400
S&P MidCap 400 SPDR 	UNIT SERIES 178467y107	 16209	  98425	   SH		Sole				  98425
SPDR Dow Jones
  Indus Avg		UT SER 1     78467x109	  1382	  11950	   SH		Sole				  11950
Sonoco Products Co	COM	     835495102	   912	  27100	   SH		Sole				  27100
Spdr Gold Trust		GOLD SHS     78463v107	  9985	  71979	   SH		Sole				  71979
United States
  Oil Fund LP		UNITS	     91232n108	  1607	  41200	   SH		Sole				  41200
Universal Health Svcs	CL B	     913903100	  2940	  67700	   SH		Sole				  67700
Vale SA ADR		ADR	     91912e105	  3664	 106000	   SH		Sole				 106000
Waste Connections Inc	COM	     941053100	  4195	 152362	   SH		Sole				 152362
Yum! Brands Inc. 	COM	     988498101	  4616	  94100	   SH		Sole				  94100
iShares MSCI Emrg Mkts	MSCI
			  EMERG MKT  464287234	 12657	 265664	   SH		Sole				 265664
iShares MSCI Mexico	MSCI
			  MEX INVEST 464286822	  8381	 135350	   SH		Sole				 135350
iShares Russell 2000	RUSSELL 2000 464287655	 16497	 210850	   SH		Sole				 210850
iShares Tr Trnsprtn Idx	TRANSP
			  AVE IDX    464287192	  6827	  73950	   SH		Sole				  73950
iShares US Real Estate	DJ US
			  REAL EST   464287739	  1690	  30200	   SH		Sole				  30200
iShares Brclys 1-3
  Yr Credit B		BARCLYS
			  1-3YR      464288646	  2584	  24775	   SH		Sole				  24775
iShares Brclys
  20 Yr Tsy Bond 	BARCLYS
			  20+YR	     464287432	   918	   9750	   SH		Sole				   9750
iShares Brclys
  Aggregate Bd Fd	BARCLYS
			  US AGG     464287226	 10567	  99925	   SH		Sole				  99925
iShares Brclys
  TIPS Bond Fd		BARCLYS
			  TIPS BD    464287176	  8822	  82050	   SH		Sole				  82050
iShares High Yield
  Corp Bond F		HIGH
			  YLD CORP   464288513	  4938	  54695	   SH		Sole				  54695

REPORT SUMMARY 	   33	DATA RECORDS	        173981	0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
